Available for Sale Securities - Summary of available for sale securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 1,051,311	$ 1,065,447
Unrealized gains	30,234	55,144
Unrealized losses	(18,529)	(9,815)
Fair value	1,063,016	1,110,776
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	45,589	45,894
Unrealized gains	225	367
Unrealized losses	(6,908)	(8,234)
Fair value	38,906	38,027
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	178,579	177,414
Unrealized gains	5,310	13,717
Unrealized losses	(4,149)	(244)
Fair value	179,740	190,887
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	953	1,142
Unrealized gains	968	676
Fair value	1,921	1,818
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	201,268	219,700
Unrealized gains	5,313	7,186
Unrealized losses	(361)	(1,091)
Fair value	206,220	225,795
U.S. Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	623,134	617,158
Unrealized gains	18,397	33,021
Unrealized losses	(7,107)	(246)
Fair value	634,424	649,933
Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,788	4,139
Unrealized gains	21	177
Unrealized losses	(4)
Fair value	1,805	4,316
Subtotal Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	624,922	621,297
Unrealized gains	18,418	33,198
Unrealized losses	(7,111)	(246)
Fair value	$ 636,229	$ 654,249